Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Real estate investments:
Balance at beginning of year	$ 0		$ 0
Acquisitions	33,245,041		0
Balance at end of year	33,245,041	[1]	0
Accumulated depreciation and amortization:
Balance at beginning of year	0		0
Depreciation and amortization	(493,185)		0
Balance at end of year	(493,185)		0
Real estate investments, net:	$ 32,751,856		$ 0

[1]	The aggregate cost of real estate for federal income tax purposes was $32,985,860 (unaudited) as of December 31, 2016.